Short-Term Debt	12 Months Ended
Dec. 31, 2020
23. Short-Term Debt
Short-Term Debt

23. SHORT-TERM DEBT

Emera’s short-term borrowings consist of commercial paper issuances, advances on revolving and non-revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest rates as at December 31 consisted of the following:

millions of Canadian dollars	2020	Weighted average interest rate	2019	Weighted average interest rate
Tampa Electric Company ("TEC")
Advances on accounts receivable and revolving credit facilities	$987	0.89%	$452	2.56%
Emera
Non-revolving term facility	400	0.94%	399	2.69%
Bank indebtedness	-	-%	6	-%
TECO Finance
Advances on revolving credit and term facilities	205	1.46%	656	2.39%
NMGC
Advances on revolving credit facilities	21	1.22%	8	2.70%
GBPC
Advances on revolving credit facilities	11	5.25%	10	5.25%
NSPI
Bank indebtedness	1	-%	6	-%
Short-term debt	$1,625		$1,537

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2020	2019
Tampa Electric Company - revolving credit facility	2023	$1,019	$520
TECO Energy/TECO Finance - revolving credit facility	2023	509	520
Emera - non-revolving term facility	2021	400	400
TEC - term loan	2021	382	-
TEC - accounts receivable revolving credit facility	2021	191	195
NMGC - revolving credit facility	2023	159	162
GBPC - revolving credit facility	on demand	17	17
TECO Energy/TECO Finance - term credit facility		-	649
Total		2,677	2,463
Less:
Advances under revolving credit and term facilities		1,624	1,525
Letters of credit issued within the credit facilities		4	3
Total advances under available facilities		1,628	1,528
Available capacity under existing agreements		$1,049	$935

The weighted average interest rate on outstanding short-term debt at December 31, 2020 was 1.01 per cent (2019 – 2.54 per cent).

Recent Significant Financing Activity by Segment

Florida Electric Utilities

On February 6, 2020, TEC entered into a $300 million USD non-revolving credit agreement with a maturity date of February 4, 2021. The credit agreement contains customary representations and warranties, events of default, financial and other covenants and bears interest at the London interbank deposit rate (“LIBOR”), prime rate or the federal funds rate, plus a margin. On January 29, 2021, TEC extended the maturity date of the agreement to April 29, 2021 with no other changes in terms.

On December 18, 2020, TEC amended and restated its bank credit facility. The amendment extended the maturity date of the credit facility from March 22, 2022 to March 22, 2023 and increased the amount of the commitment by the lenders to $800 million USD from $400 million USD. The credit facility bears interest based on either the LIBOR, the Wells Fargo Bank’s prime rate, or the federal funds rate, plus a margin. The amended facility now includes a $80 million USD letter of credit facility. There were no other significant changes in commercial terms from the prior agreement.

Gas Utilities and Infrastructure

On December 18, 2020, NMGC amended and restated its $125 million USD bank credit facility. The amendment extended the maturity date of the credit facility from March 22, 2022 to March 22, 2023. The credit facility bears interest based on either the LIBOR, JP Morgan Chase Bank’s prime rate, or the federal funds rate, plus a margin. The amended facility now includes a $30 million USD letter of credit facility. There were no other significant changes in commercial terms from the prior agreement.

Other

On February 28, 2020, TECO Finance extended the maturity date of its $500 million USD credit facility from March 5, 2020 to July 3, 2020. There were no other significant changes in commercial terms from the prior agreement. Using funds from the sale of Emera Maine, on April 3, 2020, TECO Finance repaid $200 million USD of the term loan and the remaining $300 million USD was repaid on June 30, 2020.

On December 1, 2020, Emera extended the maturity date of its $400 million non-revolving term loan from December 15, 2020 to December 16, 2021. There were no other significant changes in commercial terms from the prior agreement.

On December 18, 2020, TECO Finance amended and restated its $400 million USD bank credit facility. The amendment extended the maturity date of the credit facility from March 22, 2022 to March 22, 2023. The credit facility bears interest based on either the LIBOR, JP Morgan Chase Bank’s prime rate, or the federal funds rate, plus a margin. The facility now includes a $50 million USD letter of credit facility. There were no other significant changes in commercial terms from the prior agreement.